FINANCE INCOME / EXPENSE / OTHER FINANCIAL RESULTS	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
FINANCE INCOME / EXPENSE / OTHER FINANCIAL RESULTS	FINANCE INCOME / EXPENSE/ OTHER FINANCIAL RESULTS

	For the year ended December 31,
	2023	2022	2021
Finance income
Interest gain	4,777	2,832	652
TOTAL	4,777	2,832	652

Finance expense
Other interest	(9,647)	(4,722)	(4,150)
Interest expense on lease liabilities	(6,319)	(6,822)	(5,415)
Interest expense on borrowings	(4,106)	(2,491)	(915)
Banking expenses	(3,423)	(2,290)	(2,085)
Other	(258)	(227)	(143)
TOTAL	(23,753)	(16,552)	(12,708)

Other financial results, net
Net gain (loss) arising from financial assets measured at fair value through PL	23,564	(7,537)	(8,537)
Gain on transaction with bonds	9,157	13,883	708
Net gain arising from financial assets measured at fair value through OCI	630	500	6
Foreign exchange (loss) gain, net	(22,009)	(6,673)	3,900
TOTAL	11,342	173	(3,923)